March 11, 2021
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	United of Omaha Separate Account B
1940 Act Registration Number: 811‑08011
1933 Act Registration Numbers: 333‑18881 and 333‑35587
CIK: 0000918659
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), United of Omaha Separate Account B, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
The Alger Portfolios	0000832566	March 5 2021
Deutsche DWS Investments VIT Funds	0001006373	February 26, 2021
Deutsche DWS Variable Series I	0000764797	February 26, 2021
Federated Hermes Insurance Series	0000912577	February 23, 2021
MFS® Variable Insurance Trust	0000918571	February 22, 2021
MFS® Variable Insurance Trust II	0000719269	February 19, 2021
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	February 26, 2021
Pioneer Variable Contracts Trust	0000930709	March 4, 2021
T. Rowe Price Equity Series, Inc.	0000918294	February 12, 2021
T. Rowe Price Fixed Income Series, Inc.	0000920467	February 12, 2021
T. Rowe Price International Series, Inc.	0000918292	February 12, 2021
Variable Insurance Products Fund	0000356494	February 18, 2021
Variable Insurance Products Fund II	0000831016	February 18, 2021
Variable Insurance Products Fund III	0000927384	February 19, 2021
Variable Insurance Products Fund V	0000823535	February 19, 2021

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

K. WES SUTER

K. Wes Suter
Associate General Counsel
and Assistant Secretary
United of Omaha Life Insurance Company